BUSINESS COMBINATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Ckf Bancorp [Member]
Consideration
Kentucky First Federal Bancorp common stock: 811,275 shares at $7.45/share closing price 12/31/12			$ 6,044
Cash			5,070
Fair Value of Total Consideration Transferred			11,114
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from banks			895
Interest-bearing demand deposits			7,524
Securities available for sale			8
Securities, held-to-maturity			10,778
Loans			94,086
Real estate owned, net			1,642
Premises and equipment, net			2,119
Federal Home Loan Bank stock, at cost			2,091
Accrued interest receivable			435
Prepaid FDIC assessments			212
Accrued federal income taxes			35
Deferred federal income taxes			785
Prepaid expenses and other assets			142
Total assets acquired			120,752
Liabilities assumed
Deposits			101,477
FHLB Advances			7,139
Advances by borrowers for taxes and insurance			30
Accrued interest payable			18
Other liabilities			16
Total liabilities assumed			108,680
Total identifiable net assets			12,072
Bargain purchase gain	$ 958	$ 0	$ 958